Subsequent events	12 Months Ended
Dec. 31, 2013
Subsequent events
Subsequent events

17.                     Subsequent events

a.                            On January 31, 2014, Satmex caused The Depository Trust Company, as holder of record of Satmex’s outstanding  9.50% Senior Secured Notes due 2017 (the “Notes”), to be notified of Satmex’s offer to purchase for cash all or any portion of the Notes (the “Offer to Purchase”).  The offer is being made as a result of the change of control that occurred in connection with the Eutelsat Acquisition in satisfaction of Satmex’s obligation under Section 4.15 of the indenture governing the notes, dated as of May 5, 2011 by and between Satmex and Wilmington Trust, National Association. For more information on the offer to purchase, see the report filed on Form 6-K on February 4, 2014.

b.                            On April 11, 2014, Eutelsat and its wholly owned subsidiary, Satmex, announce that the noteholders of Satmex were notified of the early redemption, on May 15, 2014, of all the notes issued on May 5, 2011 and March 30, 2012, initially maturing on 15 May 2017. Satmex will be redeemed at 104.75% of their principal amount, plus accrued and unpaid interest to the redemption date.